Offerings - Offering: 1	Nov. 22, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,822,784
Proposed Maximum Offering Price per Unit	79.00
Maximum Aggregate Offering Price	$ 459,999,936.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 70,425.99
Offering Note	This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in the registrant's Registration Statement on Form S-3, filed with the U.S. Securities and Exchange Commission on November 21, 2024, in accordance with Rules 456(b) and Rule 457(r) under the Securities Act of 1933. The shares of Common Stock that may be offered and sold by the registrant and includes 759,493 shares of Common Stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the registrant.